CARE AND MAINTENANCE (Narrative) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Care And Maintenance [Line Items]
Care and maintenance expense		$ 5,233	$ 0
El Cubo, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense		$ 3,010
Guanacevi, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense	$ 886
Bolanitos, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense	832
El Compas, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense	$ 505